CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Analysis of Receivables and Other Current Assets by Due Date (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Trade receivables	€ 261,380	€ 232,414
Receivables from financing activities	1,451,158	1,399,997
Tax receivables	11,616	16,054
Other current assets (excluding prepayments)	76,382	110,276
Total	1,800,536	1,758,741
Client financing
Disclosure of financial assets [line items]
Receivables from financing activities	1,451,158	1,390,956
Dealer financing
Disclosure of financial assets [line items]
Receivables from financing activities	0	9,041
Overdue
Disclosure of financial assets [line items]
Trade receivables	35,935	45,657
Receivables from financing activities	82,029	62,779
Tax receivables	0	0
Other current assets (excluding prepayments)	0	0
Total	117,964	108,436
Overdue | Client financing
Disclosure of financial assets [line items]
Receivables from financing activities		62,779
Overdue | Dealer financing
Disclosure of financial assets [line items]
Receivables from financing activities		0
Due within one year
Disclosure of financial assets [line items]
Trade receivables	225,445	186,757
Receivables from financing activities	223,841	208,407
Tax receivables	11,616	16,054
Other current assets (excluding prepayments)	76,382	110,276
Total	537,284	521,494
Due within one year | Client financing
Disclosure of financial assets [line items]
Receivables from financing activities		207,186
Due within one year | Dealer financing
Disclosure of financial assets [line items]
Receivables from financing activities		1,221
Due between one and five years
Disclosure of financial assets [line items]
Trade receivables	0	0
Receivables from financing activities	1,076,552	1,060,819
Tax receivables	0	0
Other current assets (excluding prepayments)	0	0
Total	1,076,552	1,060,819
Due between one and five years | Client financing
Disclosure of financial assets [line items]
Receivables from financing activities		1,052,999
Due between one and five years | Dealer financing
Disclosure of financial assets [line items]
Receivables from financing activities		7,821
Due beyond five years
Disclosure of financial assets [line items]
Trade receivables	0	0
Receivables from financing activities	68,736	67,992
Tax receivables	0	0
Other current assets (excluding prepayments)	0	0
Total	€ 68,736	67,992
Due beyond five years | Client financing
Disclosure of financial assets [line items]
Receivables from financing activities		67,992
Due beyond five years | Dealer financing
Disclosure of financial assets [line items]
Receivables from financing activities		€ 0